Schedule of Share Based Compensation Valuation Assumption Using Black Scholes Assumption Model (Detail) - Stock Options	12 Months Ended
Sep. 30, 2014 USD ($)
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Risk-free interest rate	1.88%
Expected term	6 years
Expected volatility	45.00%
Expected dividend yield	$ 0